Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Loans and borrowings
Schedule of loans and borrowings

Loans and borrowings of the Group are presented in the table below.

(in thousands of Russian Roubles)

	June 30,	December 31,
	2020	2019
Long-term loans and borrowings:
Bank loan	1,270,275	4,064,501
Total	1,270,275	4,064,501
Current loans and borrowings:
Bank loan – current portion	3,327,102	1,064,554
Bank loan – interest	—	—
Total	3,327,102	1,064,554